DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated balance sheets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Carrying amounts of the major classes of liabilities included in discontinued operations:
Current portion of liabilities classified as held for sale	$ (640,266)	$ (874,379)	$ (628,171)
Non-current portion of liabilities classified as held for sale			1,132,658
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	15,522	64,456	93,855
Inventory	0	363,391	1,296,009
Prepaid expenses and deposits	84,972	111,617	153,904
Deferred tax asset	143,078	152,177	109,753
Property and equipment	1,139,517	1,139,517	1,895,572
Right-of-use assets	0	346,987	1,074,930
Intangible assets			182,137
Total assets classified as held for sale	1,383,089	2,178,145	4,806,160
Current portion of assets classified as held for sale			(1,492,826)
Non-current portion of assets classified as held for sale			3,313,334
Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	216,298	412,093	1,217,499
Long-term debt	423,968	462,286	543,330
Total liabilities classified as held for sale	$ 640,266	$ 874,379	1,760,829
Current portion of liabilities classified as held for sale			(628,171)
Non-current portion of liabilities classified as held for sale			$ 1,132,658